Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of held-to-maturity securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2012
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Less Than One Year, Amortized Cost	$ 3,000,000
One – Five Years, Amortized Cost	395,997
Over Five – Ten Years, Amortized Cost	10,080,844
More Than Ten Years, Amortized Cost	11,356,490
Mortgage-Backed Securities, Amortized Cost	51,238,931
Held-to-maturity Securities, Debt Maturities, Amortized Cost	76,072,262
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	3,080,130
One – Five Years, Fair Value	407,914
Over Five – Ten Years, Fair Value	10,074,313
More Than Ten Years, Fair Value	11,686,030
Mortgage-Backed Securities, Fair Value	54,423,499
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 79,671,886